Directors and Key Management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Short-term employee benefits	€ 3.5	€ 1.8	€ 2.2
Share-based payment expense	11.6	3.5	2.4
Non-Executive Director fees	0.3	0.3	0.3
Total Directors' and executive officers' compensation	€ 15.4	€ 5.6	€ 4.9